Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income		$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 13,209	$ 9,557
Adjustments to reconcile net income to net cash provided by operating activities:
Net security gains										(424)	(28)
Gains on repurchase of subordinated debentures										(2,264)	0
Net cash provided by operating activities										8,788	2,982
INVESTING ACTIVITIES
Purchases of premises and equipment	$ (4,100)									(9,595)	(951)
Net cash used in investing activities										(81,827)	(110,689)
FINANCING ACTIVITIES
Proceeds from exercise of stock options										550	0
Proceeds from capital offering										14,600
Repayment of long term debt										(47,000)	(80,000)
Dividends on common stock										(1,524)	(1,109)
Net cash provided by financing activities										90,777	66,043
Increase (decrease) in cash and cash equivalents										17,738	(41,664)
SUPPLEMENTAL DISCLOSURES
Interest paid										8,798	7,673
Parent Company Only
OPERATING ACTIVITIES:
Net income										13,209	9,557
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary										(5,808)	(8,132)
Net security gains										(177)	0
Gains on repurchase of subordinated debentures										(994)	0
Net change in other assets and other liabilities										118	(54)
Net cash provided by operating activities										6,348	1,371
INVESTING ACTIVITIES
Purchases of premises and equipment										(4,375)	0
Purchases of securities										(445)	0
Repayment of advances to subsidiary										7,230	0
Proceeds from sales of securities										769	0
Net cash used in investing activities										3,179	0
FINANCING ACTIVITIES
Proceeds from exercise of stock options										550	0
Proceeds from capital offering										14,412	0
Proceeds from advances from subsidiaries										2,625	0
Repayment of advances from subsidiaries										(59)	0
Repayment of long term debt										(2,891)	0
Investment in Bank										(21,500)	0
Dividends on common stock										(1,524)	(1,103)
Net cash provided by financing activities										(8,387)	(1,103)
Increase (decrease) in cash and cash equivalents										1,140	268
Cash and cash equivalents, beginning of period					$ 466				$ 198	466	198
Cash and cash equivalents, end of period		$ 1,606				$ 466				1,606	466
SUPPLEMENTAL DISCLOSURES
Interest paid										$ 273	$ 287